Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	$ (75,000)	$ (382,000)	$ (776,000)
Additions based on tax positions related to the current year	(203,000)	0	(92,000)
Reductions based on tax positions related to the current year	15,000	21,000	10,000
Additions for tax positions of prior years	(499,000)	(703,000)	(381,000)
Reductions for tax positions of prior years	52,000	131,000	857,000
Settlements	0	858,000	0
Balance at end of year	(710,000)	(75,000)	(382,000)
Total unrecognized tax benefit that would impact the Company's consolidated effective tax rate if recognized	732,000	108,000	448,000
Interest expense (income) related to income tax matters	6,000	127,000	$ (21,000)
Interest accrued related to income tax matters	7,000	$ 13,000
Penalties accrued related to income tax matters	$ 0